Net Fee and Commission Income	12 Months Ended
Dec. 31, 2021
Fee and commission income (expense) [abstract]
Net Fee and Commission Income
4. NET FEE AND COMMISSION INCOME

			Group
	2021	2020(2)	2019(2)
	£m	£m	£m
Fee and commission income:
Current account and debit card fees	478	484	754
Insurance, protection and investments	67	65	69
Credit cards	73	66	86
Non-banking and other fees(1)	79	65	129
Total fee and commission income	697	680	1,038
Total fee and commission expense	(411)	(361)	(414)
Net fee and commission income	286	319	624
(1) Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(2) Restated to reflect the presentation of discontinued operations, as set out in Note 43.